Note 18 - Related Party Transactions and Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Key Management Personnel Compensation [Table Text Block]
	For the year ended December 31, 2017	For the year ended December 31, 2016
Salaries and benefits, including bonuses	$1,357,264	$912,640
Stock-based compensation	749,615	964,506
Total	$2,106,879	$1,877,146